First Trust Nasdaq Artificial Intelligence and Robotics ETF Investment Objectives and Goals - First Trust Nasdaq Artificial Intelligence and Robotics ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq CTA Artificial Intelligence and RoboticsTM Index (the “Index”).